Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 130,754	¥ 910,280	¥ 896,415
Less: accumulated depreciation	(86,245)	(600,419)	(558,028)
Impairment of plant and equipment	(1,037)	(7,219)	(7,219)
Property, plant and equipment, net	43,472	302,642	331,168
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	9,813	68,319	68,319
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	117,458	817,715	808,717
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	454	3,163	3,027
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,820	19,631	14,528
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 209	¥ 1,452	¥ 1,824